Stock-based Compensation Summary of Nonvested Performance Share Awards (Details) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Forfeited	$ 47.74
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Converted from Performance Shares in Period, Weighted Average Grant Date Fair Value	$ 49.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Converted from Performance Shares in Period	(558,765)
Weighted Average Price, Vested	$ 30.73
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(344,318)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Nonvested, Outstanding beginning balance	$ 42.33
Weighted Average Price, Forfeited	49.73
Weighted Average Price, Nonvested	42.33	$ 49.20
Weighted Average Price, Nonvested, Outstanding ending balance	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Subject to Restriction, Nonvested, Outstanding beginning balance	924,388
Shares/Units Subject to Restriction, Forfeited	(21,305)
Shares/Units Subject to Restriction, Nonvested	924,388	558,765
Shares/Units Subject to Restriction, Outstanding ending balance	0